CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	3,800	6,250
Preferred stock, shares outstanding	3,800	6,250
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	150,000,000	150,000,000
Common stock, shares issued	3,364,939	2,116,191
Common stock, shares outstanding	3,364,939	2,116,191
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Convertible notes payable, debt discount	$ 445,756	$ 435,635